SHARE-BASED COMPENSATION (Details) - Summary of stock-based compensation expense - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
SHARE-BASED COMPENSATION (Details) - Summary of stock-based compensation expense [Line Items]
Share-based compensation expense	$ 295	$ 1,429	$ 888	$ 2,198
Stock options [Member]
SHARE-BASED COMPENSATION (Details) - Summary of stock-based compensation expense [Line Items]
Share-based compensation expense	(257)	639	(45)	955
RSUs [Member]
SHARE-BASED COMPENSATION (Details) - Summary of stock-based compensation expense [Line Items]
Share-based compensation expense	380	654	588	996
G&A - Stock options & RSUs [Member]
SHARE-BASED COMPENSATION (Details) - Summary of stock-based compensation expense [Line Items]
Share-based compensation expense	123	1,293	543	1,951
R&D - Stock options [Member]
SHARE-BASED COMPENSATION (Details) - Summary of stock-based compensation expense [Line Items]
Share-based compensation expense	$ 172	$ 136	$ 345	$ 247